Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 53,366
2024	64,200
2025	63,725
2026	63,509
2027	62,925
2028 and thereafter	418,545
Total	$ 726,270